RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Related party	$ 98,460		$ 68,460	$ 9,960
Related party
RELATED PARTY TRANSACTIONS
Convertible notes	1,119,457		739,457	157,000
Due to related parties, current	1,119,457		739,457	157,000
Sponsor
RELATED PARTY TRANSACTIONS
Related party	98,460		68,460	9,960
Promissory note with related party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note			400,000
Convertible notes			0	0
Due to related parties, current			0	0
Working capital loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note	380,000		582,457	157,000
Maximum loans convertible into warrants	$ 1,500,000		$ 1,500,000
Debt instrument convertible conversion price1	$ 1.00		$ 1.00
Convertible notes	$ 1,119,457		$ 739,457	157,000
Due to related parties, current	1,119,457		739,457	157,000
Administrative support agreement | Sponsor
RELATED PARTY TRANSACTIONS
Expenses per month	10,000		10,000
Expenses incurred	30,000	$ 30,000	120,000	75,000
Related party	$ 93,600		$ 63,600	$ 5,100